Note 14 - Share Based Payments - Warrant Activity (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Statement Line Items [Line Items]
Exercised warrants			0	0
Expired warrants			(245,257)	(245,257)
CAD warrants [member]
Statement Line Items [Line Items]
Balance, weighted average exercise price (in CAD per share)	$ 6.84		$ 34.64		$ 30.72
Balance	5,111,364	5,111,364	245,257	245,257	318,696	318,696
Exercised warrants, weighted average exercise price (in CAD per share)					$ 15.12
Exercised warrants					(52,636)	(52,636)
Expired warrants, weighted average exercise price (in CAD per share)			$ 34.64		$ 15.12
Expired warrants			(245,257)	(245,257)	(20,803)	(20,803)
Issuance of warrants, weighted average exercise price (in CAD per share)	$ 4		$ 6.84
Issuance of warrants	1,136,364	1,136,364	5,111,364	5,111,364
Re-pricing of warrants, weighted average exercise price (in CAD per share)	$ 3.4
Re-pricing of warrants (Note 11)	2,699,014	2,699,014
Cancellation of warrants, weighted average exercise price (in CAD per share)	$ 6.84
Cancellation of warrants (Note 11)	(1,136,364)	(1,136,364)
Balance, weighted average exercise price (in CAD per share)	$ 6.23		$ 6.84		$ 34.64
Balance	7,810,378	7,810,378	5,111,364	5,111,364	245,257	245,257
USD warrants [member]
Statement Line Items [Line Items]
Balance, weighted average exercise price (in CAD per share)		$ 10.38		$ 12.4		$ 0
Balance	3,319,802	3,319,802	620,788	620,788	0	0
Issuance of warrants, weighted average exercise price (in CAD per share)				$ 9.92		$ 12.4
Issuance of warrants			2,699,014	2,699,014	620,788	620,788
Re-pricing of warrants, weighted average exercise price (in CAD per share)		$ 9.92
Re-pricing of warrants (Note 11)	(2,699,014)	(2,699,014)
Balance, weighted average exercise price (in CAD per share)		$ 12.4		$ 10.38		$ 12.4
Balance	620,788	620,788	3,319,802	3,319,802	620,788	620,788